Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (35,196)	$ 2,959	$ (3,043)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization and depreciation	8,457	9,473	7,694
Accretion of interest expense	362	519
Acquisition related costs	(132)	372
Leasehold improvement incentive		204	779
Impairment of goodwill	16,739
Gain on sales of fixed assets, net		(4)	(2)
Gain on sales and disposals of intangible assets, net	(6,296)	(9,421)	(6,772)
Allowance for doubtful accounts and advertiser credits	1,780	1,203	1,348
Stock-based compensation	15,696	15,143	10,832
Deferred income taxes	16,586	1,895	2,004
Excess tax benefit related to stock-based compensation	(308)	(1,032)	(36)
Change in certain assets and liabilities, net of acquisition:
Accounts receivable, net	2,948	(6,965)	(6,778)
Refundable taxes, net	(100)	4,006	1,631
Prepaid expenses and other current assets	1,884	(1,618)	(988)
Accounts payable	(550)	(1,542)	2,486
Accrued expenses and other current liabilities	(1,704)	1,195	(320)
Deferred revenue	79	210	(307)
Other non-current liabilities	(344)	185	860
Net cash provided by operating activities	19,901	16,782	9,388
Cash flows from investing activities:
Purchases of property and equipment	(2,879)	(3,971)	(3,441)
Cash paid for acquisitions, net of cash acquired		(15,801)
Proceeds from sales of property and equipment		9	1
Proceeds from sales of intangible assets	6,319	9,474	6,779
Purchases of intangibles and changes in other non-current assets	(120)	(103)	(116)
Net cash provided by (used in) investing activities	3,320	(10,392)	3,223
Cash flows from financing activities:
Capital lease obligation principal payments			(6)
Excess tax benefit related to stock options	308	1,032	36
Tax withholding related to restricted stock awards	(226)
Repurchase of Class B common stock for treasury stock	(1,651)	(6,159)	(6,534)
Common stock dividends payments	(9,376)	(2,938)	(2,816)
Proceeds from exercises of stock options	27	1,754	372
Proceeds from issuance of restricted stock to employees, net of repurchases of forfeited unvested restricted stock	8	10	10
Deferred acquisition payments	(33,860)
Proceeds from employee stock purchase plan	36	26	17
Net cash used in financing activities	(44,734)	(6,275)	(8,921)
Net increase (decrease) in cash and cash equivalents	(21,513)	115	3,690
Cash and cash equivalents at beginning of period	37,443	37,328	33,638
Cash and cash equivalents at end of period	15,930	37,443	37,328
Supplemental disclosure of cash flow information:
Cash received during the period for income taxes, net of payments	117	(2,994)	(4,336)
Cash paid during the period for interest accretion on deferred payment	881
Cash paid (received) during the period for interest, net	(62)	(63)	77
Supplemental disclosure of non-cash investing and financing activities:
Fair value of Class B common stock issued in connection with acquisition		7,603
Deferred payments related to acquisition	835	34,695
Property and equipment acquired in accounts payable and accrued expenses	239	121	54
Tax withholding related to restricted stock awards in accrued expenses	1,384
Leasehold improvement incentive recorded in other current assets and other non-current liabilities			$ 211